Short-term debt Short-term debt (Schedule of Short-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Abstract]
Bank overdrafts	$ 356	$ 0
Short-term debt	$ 356	$ 0